PRIVATE PLACEMENT (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of shares for exercise of warrants	14,749,999
Aggregate purchase price | $	$ 7,750,000
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares for exercise of warrants	5,166,666
Price of warrants | $ / shares	$ 1.50
Aggregate purchase price | $	$ 7,750,000
Number of shares per warrant	1
Exercise price of warrant | $ / shares	$ 11.50